Oct. 28, 2023
Olstein All Cap Value Fund
Olstein All Cap Value Fund
Investment Objective
The Olstein All Cap Value Fund’s (the “Fund” or “All Cap Value Fund”) primary investment objective is long-term capital appreciation and its secondary objective is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”). Sales load waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial adviser and in the Prospectus under the section titled, “Shareholder Information – Class Descriptions” on page 35 of the Fund’s statutory Prospectus. The table below does not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Adviser Class	Class A		Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None	(1)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Adviser Class	Class A	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.16%	1.41%	2.16%

Expense Examples
The expense examples below are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The examples below do not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$118	$368	$638	$1,409
Class A	$686	$972	$1,279	$2,148
Class C (assuming sale of all shares at end of period)	$319	$676	$1,159	$2,493
Class C (assuming no sale of shares)	$219	$676	$1,159	$2,493

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$118	$368	$638	$1,409
Class A	$686	$972	$1,279	$2,148
Class C (assuming sale of all shares at end of period)	$319	$676	$1,159	$2,493
Class C (assuming no sale of shares)	$219	$676	$1,159	$2,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2023, the Fund's portfolio turnover rate was approximately 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued. OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow. Future free cash flow represents the cash that a company is able to generate from operations after any required investment to maintain or expand its asset base (i.e., after required capital expenditures and working capital needs).
When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets. When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business. OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow. OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.
OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.
The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.
The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth, value, cyclical, or any other category. OCM’s assessment of a company’s intrinsic value relative to its market price is the key determinant influencing all investment decisions. The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts ("ADRs") and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund is actively managed and may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if OCM cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.
Small- and Mid-Sized Company Risk. Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.
Value-Style Investing Risk. The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.
Foreign Investing Risk. Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk. ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class C shares of the Fund from year to year and by showing how the average annual returns of Class C shares, Class A shares and Adviser Class shares of the Fund over time compare to the performance of the Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index. The Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index represent broad measures of market performance. Fund returns shown in the bar chart do not reflect the 1.00% contingent deferred sales charge on Class C shares. Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A shares and the contingent deferred sales charge of 1.00% during the one year period for the Class C shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.olsteinfunds.com or by calling (800) 799‑2113.
Calendar Year Total Returns as of December 31(1):

Best Quarter		Worst Quarter
Q2 2020	22.08%	Q1 2020	-31.55%

Year-to-Date as of September 30, 2023			0.30%

Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	One Year	Five Year	Ten Years	Since Inception of Class A (September 17, 2018)
Class C(1)
Return Before Taxes	-19.86%	4.72%	8.59%	N/A
Return After Taxes on Distributions	-21.67%	2.76%	7.01%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-10.41%	3.71%	6.90%	N/A
Adviser Class
Return Before Taxes	-18.32%	5.77%	9.66%	N/A
Class A(2)
Return Before Taxes	-23.01%	N/A	N/A	3.80%
Russell 3000® Value Index (reflects no deduction for fees, expenses and taxes.)	-7.98%	6.50%	10.16%	6.55%
Russell 3000® Index (reflects no deduction for fees, expenses and taxes.)	-19.21%	8.79%	12.13%	7.95%
S&P 500® Index (reflects no deduction for fees, expenses and taxes.)	-18.11%	9.42%	12.56%	8.73%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary to the extent they have different expenses. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Olstein All Cap Value Fund | Class A
Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC") of 1.00% if sold within one year of the purchase date.
Olstein Strategic Opportunities Fund
Olstein Strategic Opportunities Fund
Investment Objective
The Olstein Strategic Opportunities Fund’s (the “Fund” or “Strategic Opportunities Fund”) investment objective is long-term capital appreciation and its secondary objective is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”). Sales load waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial adviser and in the Prospectus under the section titled, “Shareholder Information – Class Descriptions” on page 35 of the Fund’s statutory Prospectus. The table below does not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Adviser Class	Class A		Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None	(1)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Adviser Class	Class A	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.48%	1.73%	2.48%
Less: Fee Waiver (2)	-0.13%	-0.13%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver (2)	1.35%	1.60%	2.35%

Expense Examples
The expense examples below are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then either redeem all or do not redeem shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Fund for the periods described in the footnotes to the fee tables) remain the same. The examples below do not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$137	$455	$796	$1,757
Class A	$704	$1,053	$1,425	$2,469
Class C (assuming sale of all shares at end of period)	$338	$760	$1,309	$2,806
Class C (assuming no sale of shares)	$238	$760	$1,309	$2,806

	1 Year	3 Years	5 Years	10 Years
Adviser Class	$137	$455	$796	$1,757
Class A	$704	$1,053	$1,425	$2,469
Class C (assuming sale of all shares at end of period)	$338	$760	$1,309	$2,806
Class C (assuming no sale of shares)	$238	$760	$1,309	$2,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was approximately 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that OCM believes are selling at a significant discount to private market value. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow. Future free cash flow represents the cash that a company is able to generate from operations after any required investment to maintain or expand its asset base (i.e., after required capital expenditures and working capital needs). For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of September 30, 2023, the Index’s weighted average market capitalization was approximately $6.17 billion and the largest company in the Index had a market capitalization of approximately $18.64 billion).
OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business.
When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets. When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business. OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow. OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.
OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges, and problems, often as a result of the company’s size or expectations for growth. OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its expected growth, negative information regarding its industry, or negative overall market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change negative perceptions of the company.
The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.
The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts ("ADRs") and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund is actively managed and may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if OCM cannot successfully implement the Fund’s investment strategies.
Value-Style Investing Risk. The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.
Small- and Mid-Sized Company Risk. Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.
Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security, which can have a negative impact on Fund performance. The Fund may invest in small- and mid-sized companies, which may have a smaller “float” (the number of shares that are available to trade) and attract less market interest, and, therefore, may be subject to liquidity risk.
Foreign Investing Risk. Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk. ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class C shares of the Fund from year to year and by showing how the average annual returns of Class C shares, Class A shares and Adviser Class shares of the Fund over time compare to the performance of the Russell 2500TM Value Index, Russell 2500TM Index and S&P 500® Index. The Russell 2500TM Value Index, Russell 2500TM Index and S&P 500® Index represent broad measures of market performance. Fund returns shown in the bar chart do not reflect the 1.00% contingent deferred sales charge on Class C shares. Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s Class A and the contingent deferred sales charge of 1.00% during the one year period for the Class C. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.olsteinfunds.com or by calling (800) 799‑2113.
Calendar Year Total Returns as of December 31(1):

Best Quarter		Worst Quarter
Q 4 2020	33.76%	Q 1 2020	-37.80%

Year-to-Date as of September 30, 2023			-0.62%

Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	One Year	Five Year	Ten Year	Since Inception of the Adviser Class (May 11, 2015)
Class C(1)
Return Before Taxes	-22.70%	3.35%	7.11%	N/A
Return After Taxes on Distributions	-23.05%	2.68%	6.03%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-13.18%	2.70%	5.61%	N/A
Class A
Return Before Taxes(2)	-25.67%	2.96%	7.31%	N/A
Adviser Class
Return Before Taxes	-21.20%	4.38%	N/A	3.51%
Russell 2500TM Value Index (reflects no deduction for fees, expenses and taxes.)	-13.08%	4.75%	8.93%	6.42%
Russell 2500TM Index (reflects no deduction for fees, expenses and taxes.)	-18.37%	5.89%	10.03%	7.16%
S&P 500® Index (reflects no deduction for fees, expenses and taxes.)	-18.11%	9.42%	12.56%	10.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your particular tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary to the extent they have different expenses. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Olstein Strategic Opportunities Fund | Class A
Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC") of 1.00% if sold within one year of the purchase date.